Debt Extinguishment	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Extinguishment

NOTE 11 – DEBT EXTINGUISHMENT

Gain on debt extinguishment

In connections with the conversion of debt and other debt settlements discussed elsewhere, on the Modification Dates, conversion date or repayment dates, for the year ended December 31, 2020, the Company recorded an aggregate gain on debt extinguishment of $7,847,073 which consists of the following.

Total gain (loss) on debt extinguishment
Gain from reversal of derivative liabilities on conversion date or repayment date (note 6)	$45,731,614
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8)	(36,271,137)
Fair value of shares related to settlement of debt and warrants (note 8)	(1,252,772)
Loss from conversion of debt and warrants to Series D preferred stock (note 6 and 8)	(239,678)
Loss from settlement of debt (note 8)	(259,587)
Gain from settlement of accounts payable	138,633
Gain on debt extinguishment, net	$7,847,073

In connections with the RedDiamond and Bellridge debt modifications and warrants cancellations and other debt modifications discussed elsewhere, on the Modification Dates or repayment dates, for the year ended December 31, 2019, the Company recorded an aggregate gain on debt extinguishment of $39,090,168 which consists of the following.

Total gain (loss) on debt extinguishment
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 6)	$62,087,818
Fair value of common shares issued on Modification Date (note 8)	(17,934,000)
Fair value of warrants issued on modification dates (note 8)	(3,620,498)
Conversion inducement expense (note 8)	(1,164,220)
Write-off of remaining debt discount	(1,165,358)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 6)	385,385
Reduction of principal and interest balances due	501,041
Gain on debt extinguishment, net	$39,090,168